Fees Summary	Oct. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,045,000.00
Previously Paid Amount	0.00
Total Fee Amount	466.19
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 466.19
Narrative - Max Aggregate Offering Price	$ 3,045,000.00
Final Prospectus	true